Leases (Undiscounted Lease Payments Maturity Schedule) (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 185.8
1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	27.0
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	46.3
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	36.6
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 75.9